SEGMENT REPORTING (Details)	6 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥)
Number of operating segments	4	4
Total revenue	$ 6,374,269	¥ 45,256,672	¥ 45,559,591
Automation product and software
Total revenue	2,472,273	17,552,892	19,055,227
Equipment, accessories and others
Total revenue	2,516,571	17,867,404	9,730,859
Oilfield environmental protection
Total revenue	1,134,339	8,053,696	12,789,684
Platform Outsourcing Services
Total revenue	$ 251,085	¥ 1,782,680	¥ 3,983,821